Submission	Dec. 23, 2025
Submission [Line Items]
Central Index Key	0001815566
Registrant Name	Infobird Co., Ltd
Form Type	F-3
Submission Type	F-3
Fee Exhibit Type	EX-FILING FEES
Combined Prospectus Table N/A	N/A